Loans, net - Reconciliation of changes in allowance account for credit losses of loans receivable (Detail) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Beginning of year balances, Loans		S/ 40,519,423
End of year balances, Loans		43,005,583	S/ 40,519,423
Beginning of year balances		71,560	34,743
New originated or purchased assets		2,969	120
Assets derecognized or matured (excluding write-offs)		(3,387)	(8,879)
Transfers to Stage 1
Transfers to Stage 2
Transfers to Stage 3
Impact on the expected credit loss for credits that change stage in the year		(46,176)	34,017
Write-offs
Recovery of written–off loans
Foreign exchange effect		446	3,913
End of year balances		41,108	71,560
Stage 1 [member]
Disclosure of financial assets [line items]
Beginning of year balances		9,417	6,849
New originated or purchased assets		2,723	120
Assets derecognized or matured (excluding write-offs)		(3,360)	(811)
Transfers to Stage 1
Transfers to Stage 2
Transfers to Stage 3		0	(422)
Impact on the expected credit loss for credits that change stage in the year		80	(230)
Write-offs
Recovery of written–off loans
Foreign exchange effect		395	3,911
End of year balances		9,456	9,417
Stage 2 [member]
Disclosure of financial assets [line items]
Beginning of year balances		62,143	27,894
New originated or purchased assets
Assets derecognized or matured (excluding write-offs)
Transfers to Stage 1
Transfers to Stage 2
Transfers to Stage 3
Impact on the expected credit loss for credits that change stage in the year		(46,256)	34,247
Write-offs
Recovery of written–off loans
Foreign exchange effect		51	2
End of year balances		31,652	62,143
Stage 3 [member]
Disclosure of financial assets [line items]
Beginning of year balances
New originated or purchased assets
Assets derecognized or matured (excluding write-offs)		0	(8,068)
Transfers to Stage 1
Transfers to Stage 2
Transfers to Stage 3		0	422
Impact on the expected credit loss for credits that change stage in the year
Write-offs
Recovery of written–off loans
Foreign exchange effect
End of year balances
Direct loans [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		43,081,904	38,257,144
New assets originated or purchased		21,545,125	21,449,051
Assets derecognized or repaid (excluding write offs)		(15,678,839)	(13,951,698)
Transfers to Stage 1
Transfers to Stage 2
Transfers to Stage 3
Write offs		(1,444,538)	(925,960)
Others	[1]	(3,926,585)	(2,763,737)
Foreign exchange effect		1,111,155	1,017,104
End of year balances, Loans		44,688,222	43,081,904
Beginning of year balances		2,984,851	1,394,779
New originated or purchased assets		397,989	451,031
Assets derecognized or matured (excluding write-offs)		(224,524)	(175,993)
Transfers to Stage 1
Transfers to Stage 2
Transfers to Stage 3
Impact on the expected credit loss for credits that change stage in the year		(106,741)	2,151,311
Others	[2]	333,280	(49,358)
Total		400,004	2,376,991
Write-offs		(1,525,094)	(925,960)
Recovery of written–off loans		181,969	106,395
Foreign exchange effect		23,187	32,646
End of year balances		2,064,917	2,984,851
Direct loans [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		34,893,278	34,822,014
New assets originated or purchased		21,545,125	21,449,051
Assets derecognized or repaid (excluding write offs)		(14,791,609)	(13,398,763)
Transfers to Stage 1		4,351,705	730,043
Transfers to Stage 2		(2,064,223)	(5,701,687)
Transfers to Stage 3		(810,812)	(1,105,357)
Write offs
Others	[1]	(3,593,568)	(2,833,086)
Foreign exchange effect		992,585	931,063
End of year balances, Loans		40,522,481	34,893,278
Beginning of year balances		180,241	461,892
New originated or purchased assets		397,989	451,031
Assets derecognized or matured (excluding write-offs)		(114,680)	(83,688)
Transfers to Stage 1		439,400	75,293
Transfers to Stage 2		(208,937)	(464,875)
Transfers to Stage 3		(116,057)	(78,182)
Impact on the expected credit loss for credits that change stage in the year		(107,177)	(97,685)
Others	[2]	479,443	(86,483)
Total		769,981	(284,589)
Write-offs
Recovery of written–off loans
Foreign exchange effect		6,234	2,938
End of year balances		956,456	180,241
Direct loans [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		5,744,690	2,540,245
New assets originated or purchased
Assets derecognized or repaid (excluding write offs)		(760,419)	(484,271)
Transfers to Stage 1		(3,843,213)	(728,403)
Transfers to Stage 2		2,730,130	5,737,777
Transfers to Stage 3		(775,058)	(1,232,556)
Write offs
Others	[1]	(316,605)	(146,760)
Foreign exchange effect		74,040	58,658
End of year balances, Loans		2,853,565	5,744,690
Beginning of year balances		1,145,207	394,773
New originated or purchased assets
Assets derecognized or matured (excluding write-offs)		(65,927)	(59,007)
Transfers to Stage 1		(438,283)	(74,069)
Transfers to Stage 2		428,732	480,358
Transfers to Stage 3		(271,149)	(364,587)
Impact on the expected credit loss for credits that change stage in the year		(238,805)	770,405
Others	[2]	(159,658)	(17,357)
Total		(745,090)	735,743
Write-offs
Recovery of written–off loans
Foreign exchange effect		4,764	14,691
End of year balances		404,881	1,145,207
Direct loans [member] | Stage 3 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		2,443,936	894,885
New assets originated or purchased
Assets derecognized or repaid (excluding write offs)		(126,811)	(68,664)
Transfers to Stage 1		(508,492)	(1,640)
Transfers to Stage 2		(665,907)	(36,090)
Transfers to Stage 3		1,585,870	2,337,913
Write offs		(1,444,538)	(925,960)
Others	[1]	(16,412)	216,109
Foreign exchange effect		44,530	27,383
End of year balances, Loans		1,312,176	2,443,936
Beginning of year balances		1,659,403	538,114
New originated or purchased assets
Assets derecognized or matured (excluding write-offs)		(43,917)	(33,298)
Transfers to Stage 1		(1,117)	(1,224)
Transfers to Stage 2		(219,795)	(15,483)
Transfers to Stage 3		387,206	442,769
Impact on the expected credit loss for credits that change stage in the year		239,241	1,478,591
Others	[2]	13,495	54,482
Total		375,113	1,925,837
Write-offs		(1,525,094)	(925,960)
Recovery of written–off loans		181,969	106,395
Foreign exchange effect		12,189	15,017
End of year balances		703,580	1,659,403
Commercial loans [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		22,001,567
End of year balances, Loans		22,118,918	22,001,567
Beginning of year balances		237,760	146,250
New originated or purchased assets		30,045	118,602
Assets derecognized or matured (excluding write-offs)		(48,459)	(30,646)
Transfers to Stage 1
Transfers to Stage 2
Transfers to Stage 3
Impact on the expected credit loss for credits that change stage in the year		171,697	64,166
Others	[2]	(36,542)	(50,679)
Total		116,741	101,443
Write-offs		(27,392)	(27,817)
Recovery of written–off loans		1,404	1,756
Foreign exchange effect		14,928	16,128
End of year balances		343,441	237,760
Commercial loans [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		19,502,174
End of year balances, Loans		20,235,838	19,502,174
Beginning of year balances		71,272	54,693
New originated or purchased assets		30,045	118,602
Assets derecognized or matured (excluding write-offs)		(33,005)	(21,764)
Transfers to Stage 1		26,456	2,759
Transfers to Stage 2		(19,847)	(40,813)
Transfers to Stage 3		(22,205)	(1,112)
Impact on the expected credit loss for credits that change stage in the year		(16,399)	(4,594)
Others	[2]	58,996	(39,045)
Total		24,041	14,033
Write-offs
Recovery of written–off loans
Foreign exchange effect		5,561	2,546
End of year balances		100,874	71,272
Commercial loans [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		2,262,658
End of year balances, Loans		1,369,247	2,262,658
Beginning of year balances		98,040	24,399
New originated or purchased assets
Assets derecognized or matured (excluding write-offs)		(12,728)	(5,610)
Transfers to Stage 1		(26,456)	(2,759)
Transfers to Stage 2		19,847	40,813
Transfers to Stage 3		(16,355)	(1,772)
Impact on the expected credit loss for credits that change stage in the year		44,934	46,314
Others	[2]	(50,913)	(14,597)
Total		(41,671)	62,389
Write-offs
Recovery of written–off loans
Foreign exchange effect		3,731	11,252
End of year balances		60,100	98,040
Commercial loans [member] | Stage 3 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		236,735
End of year balances, Loans		513,833	236,735
Beginning of year balances		68,448	67,158
New originated or purchased assets
Assets derecognized or matured (excluding write-offs)		(2,726)	(3,272)
Transfers to Stage 1
Transfers to Stage 2			0
Transfers to Stage 3		38,560	2,884
Impact on the expected credit loss for credits that change stage in the year		143,162	22,446
Others	[2]	(44,625)	2,963
Total		134,371	25,021
Write-offs		(27,392)	(27,817)
Recovery of written–off loans		1,404	1,756
Foreign exchange effect		5,636	2,330
End of year balances		182,467	68,448
Consumer loans [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		11,416,175
End of year balances, Loans		12,514,499	11,416,175
Beginning of year balances		2,413,393	1,058,600
New originated or purchased assets		348,647	185,014
Assets derecognized or matured (excluding write-offs)		(152,520)	(125,246)
Transfers to Stage 1
Transfers to Stage 2
Transfers to Stage 3
Impact on the expected credit loss for credits that change stage in the year		(429,660)	1,908,097
Others	[2]	459,139	144,988
Total		225,606	2,112,853
Write-offs		(1,414,948)	(868,121)
Recovery of written–off loans		175,287	100,760
Foreign exchange effect		2,343	9,301
End of year balances		1,401,681	2,413,393
Consumer loans [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		7,681,889
End of year balances, Loans		11,368,625	7,681,889
Beginning of year balances		85,321	384,989
New originated or purchased assets		348,647	185,014
Assets derecognized or matured (excluding write-offs)		(77,181)	(57,327)
Transfers to Stage 1		382,412	57,658
Transfers to Stage 2		(149,863)	(364,594)
Transfers to Stage 3		(77,865)	(73,702)
Impact on the expected credit loss for credits that change stage in the year		(74,056)	(85,873)
Others	[2]	364,973	39,014
Total		717,067	(299,810)
Write-offs
Recovery of written–off loans
Foreign exchange effect		33	142
End of year balances		802,421	85,321
Consumer loans [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		2,030,679
End of year balances, Loans		790,914	2,030,679
Beginning of year balances		901,602	332,697
New originated or purchased assets
Assets derecognized or matured (excluding write-offs)		(49,433)	(49,644)
Transfers to Stage 1		(381,300)	(56,434)
Transfers to Stage 2		362,940	368,484
Transfers to Stage 3		(223,051)	(353,230)
Impact on the expected credit loss for credits that change stage in the year		(332,709)	630,793
Others	[2]	(15,296)	26,254
Total		(638,849)	566,223
Write-offs
Recovery of written–off loans
Foreign exchange effect		466	2,682
End of year balances		263,219	901,602
Consumer loans [member] | Stage 3 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		1,703,607
End of year balances, Loans		354,960	1,703,607
Beginning of year balances		1,426,470	340,914
New originated or purchased assets
Assets derecognized or matured (excluding write-offs)		(25,906)	(18,275)
Transfers to Stage 1		(1,112)	(1,224)
Transfers to Stage 2		(213,077)	(3,890)
Transfers to Stage 3		300,916	426,932
Impact on the expected credit loss for credits that change stage in the year		(22,895)	1,363,177
Others	[2]	109,462	79,720
Total		147,388	1,846,440
Write-offs		(1,414,948)	(868,121)
Recovery of written–off loans		175,287	100,760
Foreign exchange effect		1,844	6,477
End of year balances		336,041	1,426,470
Mortgage loans [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		7,721,267
End of year balances, Loans		8,552,304	7,721,267
Beginning of year balances		187,984	121,682
New originated or purchased assets		2,357	2,125
Assets derecognized or matured (excluding write-offs)		(15,754)	(13,556)
Transfers to Stage 1
Transfers to Stage 2
Transfers to Stage 3
Impact on the expected credit loss for credits that change stage in the year		(35,772)	100,318
Others	[2]	13,055	(25,139)
Total		(36,114)	63,748
Write-offs		(2,419)	(4,350)
Recovery of written–off loans
Foreign exchange effect		5,749	6,904
End of year balances		155,200	187,984
Mortgage loans [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		6,320,420
End of year balances, Loans		7,984,860	6,320,420
Beginning of year balances		11,123	9,418
New originated or purchased assets		2,357	2,125
Assets derecognized or matured (excluding write-offs)		(1,787)	(932)
Transfers to Stage 1		9,458	13,011
Transfers to Stage 2		(2,896)	(11,306)
Transfers to Stage 3		(1,106)	(430)
Impact on the expected credit loss for credits that change stage in the year		(4,155)	(5,902)
Others	[2]	(915)	4,920
Total		956	1,486
Write-offs
Recovery of written–off loans
Foreign exchange effect		590	219
End of year balances		12,669	11,123
Mortgage loans [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		957,367
End of year balances, Loans		298,916	957,367
Beginning of year balances		62,782	22,788
New originated or purchased assets
Assets derecognized or matured (excluding write-offs)		(1,038)	(1,972)
Transfers to Stage 1		(9,458)	(13,011)
Transfers to Stage 2		9,457	22,819
Transfers to Stage 3		(1,753)	(4,667)
Impact on the expected credit loss for credits that change stage in the year		(20,041)	34,008
Others	[2]	2,170	2,066
Total		(20,663)	39,243
Write-offs
Recovery of written–off loans
Foreign exchange effect		562	751
End of year balances		42,681	62,782
Mortgage loans [member] | Stage 3 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		443,480
End of year balances, Loans		268,528	443,480
Beginning of year balances		114,079	89,476
New originated or purchased assets
Assets derecognized or matured (excluding write-offs)		(12,929)	(10,652)
Transfers to Stage 1
Transfers to Stage 2		(6,561)	(11,513)
Transfers to Stage 3		2,859	5,097
Impact on the expected credit loss for credits that change stage in the year		(11,576)	72,212
Others	[2]	11,800	(32,125)
Total		(16,407)	23,019
Write-offs		(2,419)	(4,350)
Recovery of written–off loans
Foreign exchange effect		4,597	5,934
End of year balances		99,850	114,079
Small and micro-business loans [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		1,942,895
End of year balances, Loans		1,502,501	1,942,895
Beginning of year balances		145,714	68,247
New originated or purchased assets		16,940	145,290
Assets derecognized or matured (excluding write-offs)		(7,791)	(6,545)
Transfers to Stage 1
Transfers to Stage 2
Transfers to Stage 3
Impact on the expected credit loss for credits that change stage in the year		186,994	78,730
Others	[2]	(102,372)	(118,528)
Total		93,771	98,947
Write-offs		(80,335)	(25,672)
Recovery of written–off loans		5,278	3,879
Foreign exchange effect		167	313
End of year balances		164,595	145,714
Small and micro-business loans [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		1,388,795
End of year balances, Loans		933,158	1,388,795
Beginning of year balances		12,525	12,792
New originated or purchased assets		16,940	145,290
Assets derecognized or matured (excluding write-offs)		(2,707)	(3,665)
Transfers to Stage 1		21,074	1,865
Transfers to Stage 2		(36,331)	(48,162)
Transfers to Stage 3		(14,881)	(2,938)
Impact on the expected credit loss for credits that change stage in the year		(12,567)	(1,316)
Others	[2]	56,389	(91,372)
Total		27,917	(298)
Write-offs
Recovery of written–off loans
Foreign exchange effect		50	31
End of year balances		40,492	12,525
Small and micro-business loans [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		493,986
End of year balances, Loans		394,488	493,986
Beginning of year balances		82,783	14,889
New originated or purchased assets
Assets derecognized or matured (excluding write-offs)		(2,728)	(1,781)
Transfers to Stage 1		(21,069)	(1,865)
Transfers to Stage 2		36,488	48,242
Transfers to Stage 3		(29,990)	(4,918)
Impact on the expected credit loss for credits that change stage in the year		69,011	59,290
Others	[2]	(95,619)	(31,080)
Total		(43,907)	67,888
Write-offs
Recovery of written–off loans
Foreign exchange effect		5	6
End of year balances		38,881	82,783
Small and micro-business loans [member] | Stage 3 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		60,114
End of year balances, Loans		174,855	60,114
Beginning of year balances		50,406	40,566
New originated or purchased assets
Assets derecognized or matured (excluding write-offs)		(2,356)	(1,099)
Transfers to Stage 1
Transfers to Stage 2		(157)
Transfers to Stage 3		44,871	7,856
Impact on the expected credit loss for credits that change stage in the year		130,550	20,756
Others	[2]	(63,142)	3,924
Total		109,761	31,357
Write-offs		(80,335)	(25,672)
Recovery of written–off loans		5,278	3,879
Foreign exchange effect		112	276
End of year balances		85,222	50,406
Line Of Credit Facilities [Member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		4,611,931	4,101,977
New assets originated or purchased		1,667,947	1,696,200
Assets derecognized or repaid (excluding write offs)		(2,040,271)	(1,300,617)
Transfers to Stage 1
Transfers to Stage 2
Transfers to Stage 3
Others	[1]	(29,608)	(60,876)
Foreign exchange effect		230,459	175,247
End of year balances, Loans		4,440,458	4,611,931
Beginning of year balances		57,723	39,694
New originated or purchased assets		4,016	5,816
Assets derecognized or matured (excluding write-offs)		(19,950)	(3,753)
Transfers to Stage 1
Transfers to Stage 2
Transfers to Stage 3
Impact on the expected credit loss for credits that change stage in the year		1,085	6,698
Others	[2]	(3,578)	8,192
Total		(18,427)	16,953
Foreign exchange effect		1,033	1,076
End of year balances		40,329	57,723
Line Of Credit Facilities [Member] | Stage 1 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		4,042,757	3,849,152
New assets originated or purchased		1,667,947	1,696,200
Assets derecognized or repaid (excluding write offs)		(1,887,316)	(1,246,157)
Transfers to Stage 1		114,321	110,554
Transfers to Stage 2		(136,230)	(502,937)
Transfers to Stage 3		(3,065)	(424)
Others	[1]	(14,239)	(28,271)
Foreign exchange effect		200,187	164,640
End of year balances, Loans		3,984,362	4,042,757
Beginning of year balances		15,741	16,367
New originated or purchased assets		4,016	5,816
Assets derecognized or matured (excluding write-offs)		(8,737)	(2,859)
Transfers to Stage 1		485	1,681
Transfers to Stage 2		(1,464)	(7,493)
Transfers to Stage 3		(754)	(89)
Impact on the expected credit loss for credits that change stage in the year		(138)	(1,476)
Others	[2]	(1,198)	3,085
Total		(7,790)	(1,335)
Foreign exchange effect		643	709
End of year balances		8,594	15,741
Line Of Credit Facilities [Member] | Stage 2 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		539,112	222,418
New assets originated or purchased
Assets derecognized or repaid (excluding write offs)		(139,391)	(52,739)
Transfers to Stage 1		(114,261)	(110,554)
Transfers to Stage 2		136,230	502,937
Transfers to Stage 3		(5,325)	(749)
Others	[1]	(15,369)	(32,605)
Foreign exchange effect		30,043	10,404
End of year balances, Loans		431,039	539,112
Beginning of year balances		18,945	4,720
New originated or purchased assets
Assets derecognized or matured (excluding write-offs)		(1,222)	(640)
Transfers to Stage 1		(474)	(1,681)
Transfers to Stage 2		1,464	7,493
Transfers to Stage 3		(294)	(32)
Impact on the expected credit loss for credits that change stage in the year		542	7,578
Others	[2]	(815)	1,185
Total		(799)	13,903
Foreign exchange effect		346	322
End of year balances		18,492	18,945
Line Of Credit Facilities [Member] | Stage 3 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		30,062	30,407
New assets originated or purchased
Assets derecognized or repaid (excluding write offs)		(13,564)	(1,721)
Transfers to Stage 1
Transfers to Stage 2
Transfers to Stage 3		8,390	1,173
Others	[1]		0
Foreign exchange effect		229	203
End of year balances, Loans		25,057	30,062
Beginning of year balances		23,037	18,607
New originated or purchased assets
Assets derecognized or matured (excluding write-offs)		(9,991)	(254)
Transfers to Stage 1		(11)
Transfers to Stage 2
Transfers to Stage 3		1,048	121
Impact on the expected credit loss for credits that change stage in the year		681	596
Others	[2]	(1,565)	3,922
Total		(9,838)	4,385
Foreign exchange effect		44	45
End of year balances		S/ 13,243	S/ 23,037

[1]	Corresponds mainly to: (i) the variation between the amortized cost of the loan at the beginning of the year and its amortized cost at the end of the year (partial amortizations that did not represent a reduction or derecognized of the loan), and (ii) the execution of contingent loans (conversion of indirect debt into direct debt).
[2]	Corresponds mainly to: (i) the variation between the amortized cost of the loan at the beginning of the year and its amortized cost at the end of the year (variation in the provision recorded for partial amortizations that did not represent a reduction or derecognized of the loan), (ii) variations in credit risk that did not generate transfers to other stages; and (iii) the execution of contingent loans (conversion of indirect debt into direct debt).